Leases - Summary of Carrying Amounts of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease liabilities, Beginning balance	€ 19,982	€ 23,127
Additions	4,589	2,866
Acquisition of Perugini S.r.l.	621
Accretion of interest	581	573	€ 585
Payments	(6,521)	(6,595)
Early terminated contracts	(22)	(527)
Exchange difference	(285)	538
Lease liabilities, Ending balance	18,945	19,982	€ 23,127
Lease liabilities, Current	5,841	5,325
Lease liabilities, Non-current	€ 13,104	€ 14,657